Acquisitions (Schedule of Assumptions Applied in Merger) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Makerbot [Member]	Dec. 31, 2012 Objet [Member]	Dec. 31, 2012 Objet [Member] Minimum [Member]	Dec. 31, 2012 Objet [Member] Maximum [Member]
Business Acquisition [Line Items]
Risk-free interest rate	0.36%		0.35%	0.49%
Expected option term	1 year 4 months 17 days		2 years 6 months	3 years 8 months 12 days
Expected price volatility	59.41%		60.72%	62.59%
Dividend yield
Weighted average merger date fair value	$ 92.73	$ 70.01